Investments in Affiliated Companies (Schedule of Main Effects on Consolidated Financial Statements Due to Revisions) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Investments in affiliated companies	¥ 542,247	¥ 521,634	¥ 551,883
Marketable securities and other investments	515,580	407,766	357,222
Deferred income taxes	589,937	661,500	752,828
Total investments and other assets	5,943,729	5,584,250	5,103,092
Retained earnings	5,126,657	4,808,361	5,227,268
Accumulated other comprehensive income (loss)	268,232	94,966	(192,932)
Total NTT shareholders' equity	8,681,860	8,511,354	8,231,439
Noncontrolling interests	2,367,950	2,413,452	2,290,564
Other, net	7,681	110,594	32,380
Income before income taxes and equity in earnings (losses) of affiliated companies	1,066,629	1,294,195	1,197,647
Income tax expense (benefit)-Deferred	32,504	3,433	11,959
Equity in earnings (Losses) of affiliated companies	5,889	(50,792)	(16,093)
Net income	675,169	756,857	707,600
Net income attributable to NTT	¥ 518,066	¥ 585,473	¥ 521,932
Net income attributable to NTT	¥ 473.69	¥ 509.21	¥ 430.68
Unrealized gain (loss) on securities	¥ 76,308	¥ 16,057	¥ 47,509
Unrealized gain (loss) on derivative instruments	2,903	(4,895)	(4,736)
Foreign currency translation adjustments	129,863	156,471	112,388
Pension liability adjustments	16,370	163,241	35,646
Total other comprehensive income (loss)	225,444	330,874	190,807
Total comprehensive income (loss)	900,613	1,087,731	898,407
Total comprehensive income (loss) attributable to NTT	¥ 691,332	¥ 873,371	686,843
As previously reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Investments in affiliated companies			411,371
Marketable securities and other investments			660,823
Deferred income taxes			694,361
Total investments and other assets			5,207,714
Retained earnings			5,229,407
Accumulated other comprehensive income (loss)			(107,476)
Total NTT shareholders' equity			8,319,034
Noncontrolling interests			2,307,591
Other, net			35,832
Income before income taxes and equity in earnings (losses) of affiliated companies			1,201,099
Income tax expense (benefit)-Deferred			11,660
Equity in earnings (Losses) of affiliated companies			(17,707)
Net income			709,739
Net income attributable to NTT			¥ 524,071
Net income attributable to NTT			¥ 432.44
Unrealized gain (loss) on securities			¥ 146,849
Unrealized gain (loss) on derivative instruments			(4,756)
Foreign currency translation adjustments			114,739
Pension liability adjustments			36,458
Total other comprehensive income (loss)			293,290
Total comprehensive income (loss)			1,003,029
Total comprehensive income (loss) attributable to NTT			774,438
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Investments in affiliated companies			140,512
Marketable securities and other investments			(303,601)
Deferred income taxes			58,467
Total investments and other assets			(104,622)
Retained earnings			(2,139)
Accumulated other comprehensive income (loss)			(85,456)
Total NTT shareholders' equity			(87,595)
Noncontrolling interests			(17,027)
Other, net			(3,452)
Income before income taxes and equity in earnings (losses) of affiliated companies			(3,452)
Income tax expense (benefit)-Deferred			299
Equity in earnings (Losses) of affiliated companies			1,614
Net income			(2,139)
Net income attributable to NTT			¥ (2,139)
Net income attributable to NTT			¥ (1.77)
Unrealized gain (loss) on securities			¥ (99,340)
Unrealized gain (loss) on derivative instruments			20
Foreign currency translation adjustments			(2,351)
Pension liability adjustments			(812)
Total other comprehensive income (loss)			(102,483)
Total comprehensive income (loss)			(104,622)
Total comprehensive income (loss) attributable to NTT			¥ (87,595)